Report of Independent Registered Public Accounting Firm


To the Shareholders and
Board of Trustees of MFS Series Trust V

In planning and performing our audit of the financial statements of MFS International New Discovery Fund (the Fund) (one of the series constituting MFS Series Trust V (the Trust)) as of and for the year ended September 30,2019, in accordance with the standards of the Public Company Accounting Oversight Board (United States), we considered the Trust?s internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Trust?s internal control over financial reporting.
Accordingly, we express no such opinion.




The management of the Trust is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to
assess the expected
benefits and related costs of controls.
A company?s internal control over
financial reporting is a process designed to provide
 reasonable assurance
regarding the reliability of financial reporting
 and the preparation of financial
statements for external purposes in
 accordance with U.S. generally accepted
accounting principles. A company?s
internal control over financial reporting includes those policies and procedures that
 (1) pertain to the maintenance of
records that, in reasonable detail,
 accurately and fairly reflect the transactions and dispositions of the assets of the company
; (2) provide reasonable
assurance that transactions
are recorded as necessary to
permit preparation of
financial statements in accordance
with U.S. generally accepted accounting
principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the
company; and (3) provide reasonable
assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company?s assets
that could have a material effect on
the financial statements.

Because of its inherent limitations, internal control over
 financial reporting may
not prevent or detect misstatements.
Also, projections of any evaluation of
effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the
normal course of performing their
 assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company?s annual or interim financial statements will not be prevented or
detected on a timely basis.
Our consideration of the Trust?s internal control over financial reporting was for the limited purpose described in the first paragraph and would not
necessarily disclose all deficiencies
 in internal control that might be material weaknesses under standards established by the
 Public Company Accounting
Oversight Board (United States). However,
 we noted no deficiencies in the
Trust?s internal control over financial
 reporting and its operation, including
controls over safeguarding securities, that
 we consider to be a material
weakness as defined above as of
 September 30, 2019.











This report is intended solely for the information
 and use of management and
the Board of Trustees of
MFS Series Trust V and the Securities and Exchange
Commission and is not intended to be and should not
 be used by anyone other
than these specified parties.


/s/ ERNST & YOUNG, LLP


Boston, Massachusetts
November 15, 2019